Appendix III: Debentures and Bonds	12 Months Ended
Dec. 31, 2021
Appendix III: Debentures and Bonds [Abstract]
Appendix III: Debentures and Bonds
Appendix III: Debentures and bonds
The detail and key features of outstanding debentures and bonds at December 31, 2021 are as follows (in millions of euros):

Total Telefónica and its instrumental companies
			Maturity (nominal)
Debentures and bonds	Currency	% Interest rate	2022	2023	2024	2025	2026	Subsequent years	Total
T. EUROPE BV SEP_00 BOND GLOBAL D	USD	8.250%	—	—	—	—	—	1,082	1,082
TEBV FEB_03 EMTN FIXED TRANCHE B	EUR	5.875%	—	—	—	—	—	500	500
Telefónica Europe, B.V.			—	—	—	—	—	1,582	1,582
EMTN O2 GBP	GBP	5.375%	—	—	—	—	595	—	595
TELEF. EMISIONES JUNE 06 TRANCHE D	USD	7.045%	—	—	—	—	—	1,766	1,766
TELEF. EMISIONES MAY 2014	EUR	2.242%	938	—	—	—	—	—	938
EMTN GBP 12/09/2022 650 GBP	GBP	5.289%	774	—	—	—	—	—	774
EMTN GBP 10/08/2029 400 GBP	GBP	5.445%	—	—	—	—	—	476	476
TELEF. EMISIONES DECEMBER 2012	CHF	3.450%	145	—	—	—	—	—	145
TELEF EMISIONES JANUARY 2013	EUR	3.987%	—	1,277	—	—	—	—	1,277
TELEF. EMISIONES OCTOBER 2014	EUR	2.932%	—	—	—	—	—	800	800
TELEF. EMISIONES JULY 2015	EUR	1 x EURIBOR6M +0.83%	67	—	—	—	—	—	67
TELEF EMISIONES APRIL 2016	EUR	0.750%	874	—	—	—	—	—	874
TELEF EMISIONES APRIL 2016	EUR	1.460%	—	—	—	—	1,279	—	1,279
TELEF. EMISIONES OCTOBER 2016	EUR	1.930%	—	—	—	—	—	750	750
TELEF. EMISIONES DECEMBER 2016	EUR	4.000%	—	—	—	—	—	150	150
TELEF. EMISIONES JANUARY 2017	EUR	1.528%	—	—	—	1,127	—	—	1,127

Total Telefónica and its instrumental companies (cont.)
			Maturity (nominal)
Debentures and bonds	Currency	% Interest rate	2022	2023	2024	2025	2026	Subsequent years	Total
TELEF. EMISIONES JANUARY 2017	EUR	2.318%	—	—	—	—	—	500	500
TELEF. EMISIONES MARCH 2017	USD	4.103%	—	—	—	—	—	1,324	1,324
TELEF. EMISIONES MARCH 2017	USD	5.213%	—	—	—	—	—	1,766	1,766
TELEF. EMISIONES MARCH 2017	EUR	2.318%	—	—	—	—	—	200	200
TELEF. EMISIONES APRIL 2017	USD	4.900%	—	—	—	—	—	177	177
TELEF. EMISIONES APRIL 2017	USD	5.213%	—	—	—	—	—	441	441
TELEF. EMISIONES SEPTEMBER 2017	EUR	1.715%	—	—	—	—	—	1,250	1,250
TELEF. EMISIONES JANUARY 2018	EUR	1.447%	—	—	—	—	—	1,000	1,000
TELEF. EMISIONES MARCH 2018	USD	4.895%	—	—	—	—	—	1,104	1,104
TELEF. EMISIONES MARCH 2018	USD	4.665%	—	—	—	—	—	662	662
TELEF. EMISIONES SEPTEMBER 2018	EUR	1.495%	—	—	—	892	—	—	892
TELEF. EMISIONES FEBRUARY 2019 GREEN B.	EUR	1.069%	—	—	1,000	—	—	—	1,000
TELEF. EMISIONES MARCH 2019	EUR	1.788%	—	—	—	—	—	1,000	1,000
TELEF. EMISIONES MARCH 2019	USD	5.520%	—	—	—	—	—	1,104	1,104
TELEF. EMISIONES JULY 2019	EUR	1.957%	—	—	—	—	—	500	500
TELEF. EMISIONES MAY 2020	EUR	1.201%	—	—	—	—	—	1,250	1,250
TELEF. EMISIONES FEBRUARY 2020	EUR	0.664%	—	—	—	—	—	1,000	1,000
TELEF. EMISIONES MAY 2020	EUR	1.807%	—	—	—	—	—	750	750
TELEF. EMISIONES JULY 2020	EUR	1.864%	—	—	—	—	—	500	500
Telefónica Emisiones, S.A.U.			2,798	1,277	1,000	2,019	1,874	18,470	27,438
Total Telefónica, S.A. and its instrumental companies			2,798	1,277	1,000	2,019	1,874	20,052	29,020

Foreign operators
			Maturity
Debentures and bonds	Currency	% Interest rate	2022	2023	2024	2025	2026	Subsequent years	Total
Bond T	CLP	4.900%	—	20	—	—	—	—	20
144A Bond	USD	3.875%	441	—	—	—	—	—	441
Telefónica Chile, S.A.			441	20	—	—	—	—	461
Bond F	UF	3.600%	—	97	—	—	—	—	97
Bond O	CLP	3.500%	—	—	—	73	—	—	73
Bond Q	CLP	3.600%	—	—	—	—	94	—	94
Bond 144 A	USD	3.537%	—	—	—	—	—	441	441
Telefónica Móviles Chile, S.A.			—	97	—	73	94	441	705
Bond T. Peru 4th Program (19th Serie A)	N. SOL	VAC + 3.6250%	—	—	—	—	—	21	21
Bond T. Peru 4th Program (19th Serie B)	N. SOL	VAC + 2.8750%	—	—	—	—	—	16	16
Bond T. Peru 4th Program (37th Serie A)	N. SOL	VAC + 3.1250%	—	—	—	—	—	16	16
Bond T. Peru 4th Program (19th Serie C)	N. SOL	VAC + 3.1875%	—	—	—	—	—	7	7
Bond T. Peru 6th Program (17th Serie A)	N. SOL	VAC + 3.0938%	—	—	—	—	—	15	15
Bond T. Peru 6th Program (11th Serie A)	N. SOL	6.656%	—	58	—	—	—	—	58
Bond T. Peru 6th Program (11th Serie B)	N. SOL	6.188%	—	—	27	—	—	—	27
Bond T. Peru 6th Program (13th Serie A)	N. SOL	5.500%	31	—	—	—	—	—	31
Bond T. Peru 6th Program (14th Serie A)	N. SOL	5.344%	22	—	—	—	—	—	22
Bond T. Peru 6th Program (15th Serie A)	N. SOL	5.469%	—	—	30	—	—	—	30
Bond T. Peru 6th Program (16th Serie A)	N. SOL	5.500%	—	—	—	23	—	—	23
Bond T. Peru 1st Private Program (1st Serie A)	N. SOL	7.281%	—	—	—	—	18	—	18
Bond T. Peru 1st Program International Issue (1sr Serie A)	N. SOL	7.375%	—	—	—	125	125	126	376
Telefónica del Perú, S.A.			53	58	57	148	143	201	660
Nonconvertible bonds	BRL	1.0825 x CDI	158	—	—	—	—	—	158
Telefônica Brasil, S.A.			158	—	—	—	—	—	158
BOND R144-A	USD	4.950%	—	—	—	—	—	441	441
Bond A5	COP	6.650%	—	—	77	—	—	—	77
Bond C10	COP	IPC + 3.39%	—	—	—	—	—	34	34
Colombia Telecomunicaciones, S.A, ESP			—	—	77	—	—	475	552
Bond	EUR	1.750%	—	—	—	600	—	—	600
O2 Telefónica Deutschland Finanzierungs, GmbH			—	—	—	600	—	—	600
Total Outstanding Debentures and Bonds Foreign operators			652	175	134	821	237	1,117	3,136
Total Outstanding Debentures and Bonds			3,450	1,452	1,134	2,840	2,111	21,169	32,156
The main debentures and bonds issued by the Group in 2021 are as follows:

			Nominal (millions)
Item	Date	Maturity Date	Currency	Euros	Currency of issuance	Coupon
Telefónica Móviles Chile, S.A.
Bond	04/15/2021	03/01/2026	90,000	94	CLP	3.600%
Bond	11/18/2021	11/18/2031	500	441	USD	3.537%
Appendix V: Interest-bearing debt
The main financing transactions at December 31, 2021 and 2020 and their nominal amounts are as follows:

			Outstanding principal balance
			(millions of euros)
Descriptive name summary	Current limit (millions)	Currency	12/31/2021	12/31/2020	Arrangement date	Maturity date
Telefónica, S.A
Structured Financing (*)	—	USD	—	15	05/03/2011	07/30/2021
Structured Financing (*)	82	USD	72	162	02/22/2013	01/31/2023
Structured Financing (*)	100	USD	89	152	08/01/2013	10/31/2023
Structured Financing (*)	326	USD	288	338	12/11/2015	03/11/2026
Structured Financing (*)	221	EUR	221	281	12/11/2015	03/11/2026
Credit (1)	—	GBP	—	111	05/23/2013	09/30/2021
Bilateral loan (2)	—	EUR	—	200	07/11/2019	08/16/2021
Bilateral loan (3)	—	EUR	—	150	11/08/2019	06/14/2021
Bilateral loan (4)	—	EUR	—	200	12/04/2019	08/06/2021
Syndicated (5)	5,500	EUR	—	—	03/15/2018	03/15/2026
Telefónica Germany GmbH & Co. OHG
EIB Financing	—	EUR	258	333	06/13/2016	06/13/2025
Syndicated (6)	750	EUR	—	—	12/17/2019	12/17/2026
EIB Financing (Tranche 1)	—	EUR	300	—	12/18/2019	06/18/2029
EIB Financing (Tranche 2)	—	EUR	150	—	01/14/2020	07/14/2029
Colombia Telecomunicaciones, S.A. E.S.P.
Bilateral loan	—	USD	117	175	02/25/2020	03/24/2025
Syndicated (7)	—	USD	—	204	03/18/2020	07/27/2021
Bilateral loan	—	COP	111	—	07/06/2021	03/19/2025
Telxius Telecom, S.A.
Syndicated	300	EUR	162	197	12/01/2017	12/01/2024
Bilateral loan (8)	—	EUR	—	150	11/29/2019	08/31/2021
Telefónica Móviles Chile, S.A.
Bilateral loan	—	USD	124	114	04/17/2020	09/29/2023
(1) On September 30, 2021, there was an early repayment of the credit for 100 million euros, originally scheduled to mature in 2023.
(2) On August 16, 2021, there was an early repayment of the bilateral loan for 200 million euros, originally scheduled to mature in 2026.
(3) On June 14, 2021, there was an early repayment of the bilateral loan for 150 million euros, originally scheduled to mature in 2030.
(4) On August 6, 2021, there was an early repayment of the bilateral loan for 200 million euros, originally scheduled to mature in 2027.
(5) On march 15, 2021 there was an extension of the 5,500 million euros syndicated loan, originally scheduled to mature in 2025.
(6) On November 16, 2021, there was a maturity extension of its 750 million euros syndicated loan, signed on December 17, 2019, until 2026.
(7) On March 12, 2021 there was an early repayment for 100 million dollars, on May 12, 2021 12.5 million dollars, on June 28, 2021 53 million dollars, on July 8, 2021 53.5 million dollars and on July 27, 2021 31 million dollars.
(8) On August 31, 2021 there was an early repayment of the bilateral loan for 150 million euros, originally scheduled to mature in November 2021.
(*) Facility with amortization schedule, showing in the column "Current limit" the undrawn amount.